EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Issued (Repurchased)
Number of Common Shares Held by the Company	77,112,939	69,921,784	77,112,939	69,921,784	72,058,294	69,663,192	65,816,784	64,197,815
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,566,315,679	1,510,021,253	1,568,828,941	1,510,720,411
Issued (Repurchased)
Share issuance	2,194	0	34,559	0
Repurchases (in shares)	(5,080,468)	(4,177,571)	(8,981,612)	(6,669,992)
Long-term share ownership plans (in shares)	606,497	842,404	1,914,829	2,598,054
Dividend reinvestment plan and others (in shares)	66,311	22,855	113,496	60,468
Ending balance (in shares)	1,561,910,213	1,506,708,941	1,561,910,213	1,506,708,941